TRADE AND OTHER CURRENT ACCOUNTS PAYABLE - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 03, 2015 CLF ( )	Dec. 03, 2015 CLP ($)	Dec. 31, 2014 CLP ($)
TRADE AND OTHER CURRENT ACCOUNTS PAYABLE
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 1,671,534
Property	659,750,499	$ 666,150,885	$ 640,529,872			$ 713,075,285
Payables for purchase of non-current assets	$ 356,221	$ 8,312,403		303,000
Industria Metalurgical Inamar Ltda
TRADE AND OTHER CURRENT ACCOUNTS PAYABLE
Property				675,000	$ 17,292,040